Significant accounting policies (Narrative) (Detail) $ in Billions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Significant Accounting Policies [Line Items]
Disclosure of significant interest rate benchmarks to which entity's hedging relationships are exposed [text block]	Refer to “Note 25 Hedge accounting” in the “Consolidated financial statements” section of the Annual Report 2020 for details about phase 1 accounting reliefs
Secured Overnight Financing Rate (SOFR)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	$ 11.0
Swiss Average Rate Overnight (SARON)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	1.1
Sterling Overnight Index Average (SONIA)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	$ 0.7